Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Annual Principal Payments [Abstract]
Twelve-month periods ending December 31, 2026	$ 56,903
Twelve-month periods ending December 31, 2027	59,243
Twelve-month periods ending December 31, 2028	43,233
Twelve-month periods ending December 31, 2029	50,519
Thereafter	84,060
Total	$ 293,958	$ 261,451